Stock-Based Compensation - Schedule of Weighted Average Grant Fair Value of Stock Options using Black-Scholes Option-pricing Model (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Risk-free interest rate	1.80%	0.80%	1.00%
Expected term (in years)	6 years	4 years 7 months 24 days	6 years
Expected volatility	76.50%	80.40%	67.80%
Expected dividend yield	0.00%	0.00%	0.00%